Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (905,488)	$ (1,700,420)	$ (4,257,875)	$ (16,994,625)
Adjustments to reconcile net loss to net cash used inoperating activities:
Depreciation and amortization	15,436	15,000	23,758	38,972
Stock based compensation	87,500	514,399	708,059	11,667,361
Amortization of debt discount				4,592
Gain on sale of assets		(95,000)	(95,000)	(2,426)
Inventory impairment			958,575
Changes in assets and liabilities:
Deposits and other assets	(19,137)	5,695	5,114	1,391
Prepaid expenses	(20,854)	2,108	17,329	(5,482)
Inventory				28,099
Accrued payroll and payroll related expenses	245,214	697,412	1,122,773	(218,619)
Accounts payable and accrued expenses	137,361	(8,651)	10,808	(50,328)
Accrued interest		222	222	(101,553)
Fees payable to directors				(50,000)
Other current liabilities				(12,613)
Net cash used in operating activities	(459,968)	(569,235)	(1,506,237)	(5,695,231)
Cash flows from investing activities:
Purchases of property and equipment				(1,633)
Proceeds from sale of property and equipment		10,000	10,000	87,430
Increase in patents	(19,972)	(15,785)	(22,049)	(26,670)
Net cash used in investing activities	(19,972)	(5,785)	(12,049)	59,127
Cash flows from financing activities:
Proceeds from the issuance of common stock	563,000	1,095,000	1,776,000	3,923,798
Proceeds from the issuances of notes payable		30,000	30,000	2,076,000
Repayment of principal on notes payable				(550,408)
Net cash provided by financing activities	563,000	1,125,000	1,806,000	5,449,390
NET INCREASE IN CASH	83,060	549,980	287,714	(186,714)
Cash at the beginning of the period	323,410	35,696	35,696	222,410
Cash at the end of the period	406,470	585,676	323,410	35,696
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable and accrued interest into common stock		30,222	30,222	11,125,167
Conversion of accrued payroll into stock options	227,784	530,545	1,210,124
Conversion of accounts payable into stock options	66,445	232,565
Effect of merger with Cardax Pharmaceuticals, Inc.			1,402
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	538		2,112	188,382
Cash paid for income taxes